N-4	Dec. 31, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	PRUCO LIFE INSURANCE COMPANY
Entity Central Index Key	0002077810
Entity Investment Company Type	N-4
Document Period End Date	Dec. 31, 2025
Amendment Flag	false
Item 3. Key Information [Line Items]
Key Information, Benefit Restrictions [Text Block]
Are there any Restrictions on Contract Benefits?

Yes.

•      We reserve the right to limit the use of the Performance Lock feature for certain Index Strategies.

•      We may discontinue the use of this feature for future Performance Lock requests at any time.

•      Withdrawals may significantly reduce the Death Benefit, perhaps by more than the amount withdrawn.

Certain Contract Benefits may not be available through certain financial intermediaries. See Appendix F, “Financial Intermediary Variations” and the Cover Page of this prospectus for additional information.

For more information on the benefits under the Contract, please refer to the “Benefits Available Under the Contract” and “Performance Lock” sections of this prospectus.

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]
5.	Principal Risks of Investing in the Contract:
a.	Under the “Transfer Risk” subsection:
i.	The last two sentences of the third paragraph are deleted and replaced with the following sentence:

“Interim Value Transfers are not permitted after Annuitization.”

ii.	Under the “Availability of Index Strategies will vary over time” paragraph the last sentence is deleted and replaced with the following sentence:

“No Index Strategy allocation options are available after Annuitization.”

iii.	The “Reallocation of Index Strategies” paragraph is deleted and restated as follows:

“We will notify you in advance of any Index Anniversary Date. Upon receipt of your instructions in Good Order for reallocation of the Account Value to or from an Index Strategy, we will process the reallocation on the Index Anniversary Date. If we do not receive instructions from you in Good Order prior to the Index Anniversary Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the same Index Strategy and Index Strategy Term without the Performance Lock. If the same Index Strategy is no longer available, or the Index Strategy Term goes beyond the Maximum Annuity Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the Holding Account.”

b.	Under the “Risks of Investing in Variable Options” subsection, the last sentence is restated as follows:

“The Variable Options are not available during the Payout Stage.”

Index-Linked Option Details [Line Items]
Index-Linked Option Details, Description [Text Block]
a.	In the “Investment Options” subsection, under the “Index Strategy Term” subsection, the first and third paragraphs are restated as follows:

First Paragraph:

“The Index Strategy Term is the time period allocated to each Index Strategy. The term begins on the Index Strategy Start Date and ends on the Index Strategy End Date. Index Strategy Terms of 1, 3, and 6 years are available. The Index Strategy Start Date begins on the day you allocate funds to any Index Strategy, known as the Index Effective Date. The annual anniversary of this date is the Index Anniversary Date and will not change for the life of your Contract. You may only allocate to an Index Strategy on an Index Anniversary Date.”

Third Paragraph:

“Amounts must remain in an Index Strategy until the end of its Index Strategy Term to be credited with Index Credit and to avoid a possible Interim Value adjustment, in addition to potential surrender charges and tax consequences. An Interim Value adjustment will apply upon any withdrawal, death benefit payment, transfer, Annuitization or surrender that occurs during an Index Strategy Term other than on the Index Strategy Start Date or Index Strategy End Date. An Interim Value adjustment may be positive, negative or equal to zero. A negative Interim Value adjustment will result in loss. See the “Charges and Adjustments” section of this prospectus for additional information.”

b.	The following is added to the list of securities indices listed under the examples in the “Index Return” subsection:

“Dimensional International Equity Focus Index: The Dimensional International Equity Focus Index is a rules-based index that pursues size, value, and profitability premiums within Developed ex US and Canada markets in an integrated and diversified manner, leveraging Dimensional’s decades of experience in applying financial research into robust investment strategies.”

Item 7. Charges and Adjustments [Line Items]
Contract Adjustment, Applicable Transaction [Text Block]	Interim Value adjustments will impact your investment in an Index Strategy only when there is a transaction using an Interim Value.
Risks of Investing in Variable Options [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Under the “Risks of Investing in Variable Options” subsection, the last sentence is restated as follows: “The Variable Options are not available during the Payout Stage.”
Transfer Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Under the “Transfer Risk” subsection:
i.	The last two sentences of the third paragraph are deleted and replaced with the following sentence:

“Interim Value Transfers are not permitted after Annuitization.”

ii.	Under the “Availability of Index Strategies will vary over time” paragraph the last sentence is deleted and replaced with the following sentence:

“No Index Strategy allocation options are available after Annuitization.”

iii.	The “Reallocation of Index Strategies” paragraph is deleted and restated as follows:

“We will notify you in advance of any Index Anniversary Date. Upon receipt of your instructions in Good Order for reallocation of the Account Value to or from an Index Strategy, we will process the reallocation on the Index Anniversary Date. If we do not receive instructions from you in Good Order prior to the Index Anniversary Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the same Index Strategy and Index Strategy Term without the Performance Lock. If the same Index Strategy is no longer available, or the Index Strategy Term goes beyond the Maximum Annuity Date, the Account Value in any Index Strategy that has reached the Index Strategy End Date will automatically be allocated to the Holding Account.”